PATENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Asset Impairment [Abstract]
SCHEDULE OF PATENTS

	March 31, 2022 Cost	Accumulated Amortization	March 31, 2022 Net
Patents	$212,161	$202,572	$9,589

	December 31, 2021 Cost	Accumulated Amortization	December 31, 2021 Net
Patents	$208,079	$194,380	$13,699

	2021 Cost	Accumulated Amortization	2021 Net
Patents	$208,079	$194,380	$13,699

	2020 Cost	Accumulated Amortization	2020 Net
Patents	$208,211	$178,074	$30,137

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE	Estimated amortization expense over this year is as follows:
2022	13,699
Estimated amortization expense over the next five years is as follows:
2022	$13,699